STATEMENTS OF CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 611,358,209	$ 93,694,745	¥ 319,847,701
Short-term investments	301,983,182	46,280,947	437,279,026
Investments in equity securities	242,378,696	37,146,160	207,007,926
Accounts receivable, net of allowance for doubtful accounts of RMB22,420,168 and RMB12,489,562 (USD1,914,109) as of December 31, 2019 and 2020 respectively	101,511,057	15,557,250	99,701,226
Amounts due from related parties	9,770,871	1,497,451	31,739,731
Prepaid rent	13,597,867	2,083,964	18,794,665
Inventories	3,804,680	583,093	2,537,717
Other current assets	77,649,794	11,900,352	66,004,017
Loans receivable, net	222,244,629	34,060,480	82,312,201
Total current assets	1,584,298,985	242,804,442	1,265,224,210
Restricted cash	22,369,900	3,428,337	22,312,522
Long-term time deposits	490,000,000	75,095,785	560,000,000
Loans receivable, net	145,703,988	22,330,113	121,563,742
Property and equipment, net	668,605,661	102,468,301	614,936,505
Intangible assets, net	491,513,073	75,327,674	496,280,316
Goodwill	100,231,487	15,361,147	100,078,236
Long-term investments	369,525,917	56,632,324	398,637,701
Other assets	66,635,394	10,212,322	76,957,992
Deferred tax assets	156,070,112	23,918,791	160,488,193
TOTAL ASSETS	4,094,954,517	627,579,236	3,816,479,417
Current liabilities:
Short-term bank loans	150,000,000	22,988,506	60,000,000
Accounts payable	19,606,344	3,004,804	15,296,042
Advance from customers	34,305,508	5,257,549	40,105,627
Amounts due to related parties	3,198,253	490,154	3,518,031
Salary and welfare payable	51,567,587	7,903,078	42,650,527
Deferred rent	1,356,132	207,836	5,179,664
Deferred revenue	221,314,997	33,918,007	231,925,272
Accrued expenses and other current liabilities	300,696,673	46,083,782	302,448,361
Income tax payable	87,483,970	13,407,505	93,909,177
Total current liabilities	869,529,464	133,261,221	795,032,701
Deferred rent	28,642,973	4,389,728	17,821,686
Deferred revenue	361,901,369	55,463,811	410,807,248
Other long-term liabilities	115,862,713	17,756,737	118,112,511
Deferred tax liabilities	178,413,413	27,343,052	195,303,547
Unrecognized tax benefits	290,679,902	44,548,644	261,641,717
Total liabilities	1,845,029,834	282,763,193	1,798,719,410
Shareholders’ equity:
Additional paid-in capital	1,149,280,404	176,134,928	1,152,108,217
Retained earnings	570,042,924	87,362,900	308,698,533
Accumulated other comprehensive income	45,586,647	6,986,460	65,300,854
Total GreenTree Hospitality Group Ltd. shareholders’ equity	2,103,031,255	322,303,641	1,861,168,513
Noncontrolling interests	146,893,428	22,512,402	156,591,494
Total shareholders’ equity	2,249,924,683	344,816,043	2,017,760,007
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,094,954,517	627,579,236	3,816,479,417
Common Class A
Shareholders’ equity:
Ordinary shares, value	222,587,070	34,112,961	219,526,699
Common Class B
Shareholders’ equity:
Ordinary shares, value	¥ 115,534,210	$ 17,706,392	¥ 115,534,210